UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

———————

FORM N-Q

———————

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.

(Exact name of registrant as specified in charter)

200 South Wacker Drive

Suite 2000

Chicago, IL 60606

(Address of principal executive offices)--(Zip code)

BRIAN K. ANDREW, PRESIDENT
NORTH TRACK FUNDS, INC.

200 South Wacker Drive

Suite 2000

Chicago, IL 60606

(Name and address of agent for service)

____________

With a Copy to:

Angelique A. David
North Track Funds, Inc.
200 South Wacker Drive

Suite 2000

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 263-0110

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

		Number of Shares or Par Value	Market Value

COMMON STOCKS	99.4%
AEROSPACE & DEFENSE	2.1%
Lockheed Martin Corporation		690	71,988
Northrop Grumman		1,500	101,085
			173,073
CONSUMER DISCRETIONARY	6.4%
Autozone, Inc.		800	$104,232
Kroger		3,400	96,152
* Hanesbrand, Inc.		2,800	60,032
Johnson Controls, Inc.		2,700	81,432
* Rent-A-Center		4,100	86,920
Yum! Brands, Inc.		2,900	103,878
			532,646
CONSUMER STAPLES	11.5%
Altria Group, Inc.		3,000	$61,050
Coca-Cola Company		2,390	123,085
Kraft Foods, Inc.		2,100	66,822
Pepsi Bottling Group, Inc.		2,800	77,980
Philip Morris International		3,000	154,950
Procter & Gamble Company		5,500	360,140
Wal-Mart Stores, Inc.		1,900	111,378
			955,405
ENERGY	19.2%
Chevron Corporation		3,800	321,328
Duke Energy		4,500	79,110
El Paso Corp		3,100	55,583
Exxon Mobil Corporation		5,600	450,408
Halliburton Company		3,300	147,906
Kinder Morgan Energy		1,500	85,860
Noble Energy, Inc.		1,900	140,353
Northeast Utilities		3,100	77,996
Occidental Petroleum Corporation		1,100	86,713
Pudget Energy Inc		3,400	93,636
Williams Cos		1,600	51,280
			1,590,173
FINANCIALS	16.4%
ACE Limited		1,900	$96,330
American Express Company		1,400	51,968
American Intl Group		1,200	31,260
Assurant Inc		1,200	72,144
Bank of America Corporation		1,400	46,060
Boston Properties, Inc.		1,400	134,666

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value

Citigroup, Inc.		1,700	31,773
Morgan Stanley		900	35,532
The Goldman Sachs Group, Inc.		1,000	184,040
JPMorgan Chase and Company		4,300	174,709
StanCorp Finl Group		2,000	98,780
Rayonier. Inc.		2,500	116,800
Unum Group		4,900	118,384
U.S. Bancorp		1,320	40,405
Wells Fargo and Company		4,300	130,161

			1,363,012
HEALTH CARE	7.6%
Abbott Laboratories		1,200	$67,608
* Lab Crp of Amer Hldg		900	60,822
* Amgen, Inc.		2,200	137,786
Johnson & Johnson		1,800	123,246
Merck and Company, Inc.		5,100	167,790
Wyeth		1,900	76,988

			634,240
INDUSTRIALS	10.4%
The Boeing Company		1,200	$73,332
Burlington Northern Santa Fe Corporation		1,200	124,956
Edison Intl		2,200	106,348
General Electric Company		3,800	107,502
3M Co		1,010	71,094
Republic Services, Inc.		3,800	123,500
Tyco Intl		4,300	191,608
Textron, Inc.		1,400	60,858

			859,198
INFORMATION TECHNOLOGY	16.1%
* Apple, Inc.		700	$111,265
* Computer Sciences Corportion		1,900	90,002
* Google, Inc.		180	85,275
Hewlett-Packard Company		7,000	313,600
International Business Machines Corporation		2,000	255,960
Microsoft Corporation		8,100	208,332
* Oracle Corporation		3,700	79,661
* Skyworks Solutions		10,700	101,222
Xerox Corporation		6,900	94,116

			1,339,433

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value

MATERIALS	4.0%
* GrafTech Internationa, Ltd.		3,700	$86,765
duPont de Nemours		3,700	162,097
Silgan Holdings Inc,		1,600	84,512

			333,374
TELECOMMUNICATION	5.0%
AT&T, Inc.		9,300	$286,533
Verizon Communications		3,700	125,948

			412,481
Communications	0.7%
Corning, Inc.		3,000	$60,030

			60,030

Total Common Stocks
(Cost $8,858,147)			$8,253,065

SHORT-TERM INVESTMENTS	0.4%

MONEY MARKET
Highmark Diversified Money Market Fund, Fiduciary Shares		29,281	29,281

Total Short-Term Investments			29,281
(Cost $29,281)

TOTAL INVESTMENTS	99.8%		8,282,346
(Cost $8,887,428)

OTHER ASSETS, LESS LIABILITIES	0.2%		16,865
NET ASSETS	100.0%		8,299,211

———————

*

Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

		Number of Shares or Par Value	Market Value

COMMON STOCKS	99.1%
AEROSPACE & DEFENSE
Northrop Grumman		4,600	309,994

CONSUMER DISCRETIONARY	8.3%
Kroger		9,100	$257,348
CBS Corporation		22,200	363,192
Newell Rubbermaid, Inc.		11,770	194,558
Snap-on, Inc.		11,900	669,851
Ryder System		3,400	224,264
Tupperware Brands Corporation		13,800	538,200
			2,247,413
CONSUMER STAPLES	4.3%
Altria Group, Inc.		8,900	$181,115
Lorillard Inc		7,800	523,458
Philip Morris International		8,900	459,685
			1,164,258
ENERGY	23.9%
BP plc ADR		8,500	$522,240
Chevron Corporation		7,200	608,832
ConocoPhillips		7,590	619,496
Duke Energy		36,800	646,944
Devon Energy Corporation		2,400	227,736
Occidental Petroleum		6,300	496,629
Pudget Energy Inc		12,620	347,555
Xcel Energy Inc		16,800	337,008
Exxon Mobil Corporation		16,500	1,327,095
Kinder Morgan Energy		6,310	361,184
Northeast Utilities		12,620	317,519
TransCanada Corporation		16,500	639,210
			6,451,448
FINANCIALS	28.7%
ACE Limited		16,700	$846,690
American Capital Strategies Limited		16,300	331,216
Assurant Inc		4,400	264,528
Boston Properties, Inc.		8,500	817,615
Brandywine Realty Trust		17,100	274,455
CBL and Associates Properties, Inc.		17,400	337,908
Citigroup Inc		10,490	196,058
Bank of America Corp		8,990	295,771
BB&T Corp		11,340	317,747
The Goldman Sachs Group, Inc.		2,090	384,644

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

	Number of Shares or Par Value	Market Value
Healthcare Realty Trust, Inc.	17,100	496,071
Home Properties, Inc.	9,100	500,682
JPMorgan Chase and Company	14,670	596,042
Morgan Stanley	3,960	156,341
Rayonier, Inc.	18,200	850,304
StanCorp Finl Group	5,500	271,645
Wells Fargo & Company	16,600	502,482
Unum Group	12,100	292,336

		7,732,535

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
HEALTH CARE	7.6%
Bristol-Myers Squibb Company		25,600	$540,672
Johnson & Johnson		5,880	402,604
Merck & Company, Inc.		17,100	562,590
Wyeth		5,670	229,748
Pfizer, Inc.		16,900	315,523

			2,051,137
INDUSTRIALS	7.6%
Tyco Intl		15,100	$672,856
General Electric Company		19,500	551,655
Honeywell International, Inc.		5,300	269,452
Republic Services, Inc.		9,500	308,750
Textron, Inc.		5,500	239,085

			2,041,798
INFORMATION TECHNOLOGY	6.4%
International Business Machines Corporation		7,200	921,456
Microsoft Corporation		21,200	545,264
Seagate Technology		16,800	251,496

			1,718,216
MATERIALS	3.4%
duPont Nemours		8,660	$379,395
PPG Industries, Inc.		8,700	527,568

			906,963
TELECOMMUNICATION	7.4%
AT&T, Inc.		30,500	$939,705
Embarq Corporation		5,700	260,889
Verizon Communications		23,700	806,748

			2,007,342
INSURANCE	0.4%
American International Group, Inc.		4,170	$108,629

			108,629

Total Common Stocks
(Cost $27,956,993 )			$26,739,733

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
SHORT-TERM INVESTMENTS	0.2%

MONEY MARKET
Highmark Diversified Money Market Fund, Fiduciary Shares		57,976	57,976

Total Short-Term Investments			57,976
(Cost $57,976)

TOTAL INVESTMENTS	99.4%		26,797,709
(Cost $28,014,969)

OTHER ASSETS, LESS LIABILITIES	0.6%		173,387
NET ASSETS	100.0%		26,971,096

ADR

American Depository Receipt

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

			Number of Shares or Par Value	Market Value
COMMON STOCKS		100.0%
AUTOS & TRANSPORTATION		3.4%
C. H. Robinson Worldwide, Inc.			76,870	$3,705,134
Expeditors International of Washington, Inc.			94,315	3,349,126
				7,054,260
CONSUMER DISCRETIONARY		15.8%
*	Coach, Inc.		107,690	$2,747,172
*	Dick's Sporting Goods, Inc.		174,875	3,069,056
*	Electronic Arts, Inc.		63,310	2,733,726
#	Fastenal Company		116,660	5,700,008
*	LKQ Corporation		137,285	2,814,342
Manpower, Inc.			51,235	2,459,280
*	O'Reilly Automotive, Inc.		163,535	4,176,684
* #	Panera Bread Company		73,195	3,667,069
Strayer Education, Inc.			13,400	2,984,180
*	Tractor Supply Company		59,360	2,256,274
				32,607,791
CONSUMER STAPLES		1.6%
Church & Dwight Company, Inc.			59,875	3,285,341
				3,285,341
FINANCIAL SERVICES		11.2%
*	Affiliated Managers Group, Inc.		43,695	$3,775,248
CME Group, Inc.			5,973	2,151,056
Eaton Vance Corporation			88,230	3,276,862
#	FactSet Research Systems, Inc.		40,565	2,339,384
*	Fiserv, Inc.		75,335	3,602,520
Global Payments, Inc.			84,835	3,757,342
*	Morningstar Inc		30,035	1,891,004
*	Huron Consulting Group, Inc.		45,045	2,349,547
				23,142,963
HEALTH CARE		19.2%
C. R. Bard, Inc.			47,920	$4,448,893
* #	Cerner Corporation		69,015	3,082,210
*	Covance, Inc.		58,945	5,411,151
DENTSPLY International, Inc.			89,295	3,594,124
*	Healthways, Inc.		57,475	1,460,439
* #	Hologic, Inc.		128,555	2,374,411
*	IDEXX Laboratories, Inc.		75,630	4,046,205
*	Stericycle, Inc.		87,210	5,210,797
Stryker Corporation			72,815	4,673,995
*	Varian Medical Systems, Inc.		89,780	5,386,800
				39,689,025

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
OTHER ENERGY	8.6%
* FMC Technologies, Inc.		60,735	$3,752,208
Smith International, Inc.		70,235	5,224,079
* Southwestern Energy Company		124,735	4,529,128
XTO Energy, Inc.		91,745	4,333,117
			17,838,532
PRODUCER DURABLES	13.3%
AMETEK, Inc.		67,800	$3,244,908
Donaldson Company, Inc.		73,195	3,301,826
Flowserve Corporation		25,755	3,434,172
IDEX Corporation		110,770	4,190,429
Joy Global, Inc.		68,100	4,918,182
Lincoln Electric Holdings, Inc.		44,050	3,539,417
Roper Industries, Inc.		78,365	4,794,371
			27,423,305
TECHNOLOGY	26.0%
* Adobe Systems, Inc.		128,405	$5,309,547
* Akamai Technologies, Inc.		73,420	1,713,623
* Amdocs Limited		130,340	3,963,639
Amphenol Corporation		109,855	5,236,788
* ANSYS, Inc.		110,160	5,054,141
* Citrix Systems, Inc.		127,770	3,403,793
* Cognizant Technology Solutions Corporation		140,200	3,935,414
* FLIR Systems, Inc.		117,750	4,797,135
* HIS Inc.		24,660	1,534,592
* Intuit, Inc.		125,680	3,434,834
L-3 Commmunications Holdings, Inc.		53,450	5,274,981
* McAfee, Inc.		59,285	1,941,584
* MICROS Systems, Inc.		126,465	4,006,411
* Trimble Navigation Limited		119,485	3,966,902
			53,573,384

Total Common Stocks			$204,614,601
(Cost $157,098,898)

SHORT-TERM INVESTMENTS	4.0%

MASTER NOTE
\ Bear Stearns and Company	2.388%
2.388%, due 09-11-2008		3,094,808	$3,094,808

REPURCHASE AGREEMENT			3,094,808
\ HSBC 08/01/08	2.150%
Triparty Repurchase Agreement
2.150%, due 08-01-2008		3,739,105	3,739,105
			3,739,105

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		1,546,684	1,546,684

Total Short-Term Investments			$8,380,597
(Cost $8,380,597)

TOTAL INVESTMENTS	103.2%		$212,995,198.00
(Cost $165,479,495)
LESS COLLATERAL HELD FOR SECURITIES ON LOAN	(3.3)%		(6,833,913)

OTHER ASSETS, LESS LIABILITIES	0.1%		103,195
NET ASSETS	100.0%		206,264,480

———————

*

Non-income producing

#

All or a portion of security is on loan

\

Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

			Number of Shares or Par Value	Market Value
COMMON STOCKS		99.8%
AEROSPACE & DEFENSE		6.6%
Goodrich Corporation			92,500	$4,545,450
Lockheed Martin Corporation			92,500	9,650,525
Raytheon Company			92,500	5,266,025
				19,462,000
BIOTECHNOLOGY		9.5%
*	Amgen, Inc.		92,500	$5,793,275
*	Biogen Idec, Inc.		92,500	6,452,800
*	Genentech, Inc.		92,500	8,810,625
*	Genzyme Corporation		92,500	7,090,125
				28,146,825
COMMUNICATIONS EQUIPMENT		12.5%
*	ADC Telecommunications, Inc.		92,500	875,050
Alcatel-Lucent ADR			92,500	555,925
*	Arris Group, Inc.		92,500	885,225
*	CIENA Corporation		92,500	1,911,975
Cisco Systems, Inc.			92,500	2,034,075
*	Emulex Corp		92,500	1,042,475
*	Foundry Networks Inc		92,500	$1,613,200
Corning, Inc.			92,500	1,850,925
Harris Corporation			92,500	4,453,875
* #	InterDigital, Inc.		92,500	2,146,925
*	JDS Uniphase Corporation		92,500	1,011,025
*	Juniper Networks, Inc.		92,500	2,407,775
Motorola, Inc.			92,500	799,200
Nokia Corp – ADR			92,500	2,527,100
*	Polycom, Inc.		92,500	2,183,000
QUALCOMM, Inc.			92,500	5,118,950
Telephone & Data Systems Inc			92,500	3,922,000
*	Tellabs, Inc.		92,500	475,450
*	IXIA		96,000	810,300
				36,624,450
COMPUTERS & PERIPHERALS		15.6%
*	Apple, Inc.		92,500	14,702,875
*	Dell, Inc.		92,500	2,272,725
*	EMC Corporation		92,500	1,388,425
Hewlett-Packard Company			92,500	4,144,000
International Business Machines Corporation			92,500	11,838,150
*	NetApp Inc.		92,500	2,363,375
*	QLogic Corporporation		92,500	1,742,700
Seagate Technology			92,500	1,384,725
*	Sun Microsystems, Inc.		92,500	983,275
*	Teradata Corporation		92,500	2,166,350
*	Western Digital Corporation		92,500	2,663,075
				45,649,675

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

			Number of Shares or Par Value	Market Value
ELECTRONIC EQUIPMENT & INSTRUMENTS		1.7%
*	Agilent Technologies, Inc.		92,500	$3,335,550
Jabil Circuit, Inc.			92,500	1,504,050
				4,839,600
HEALTH CARE EQUIPMENT & SUPPLIES		4.6%
*	Boston Scientific Corporation		92,500	$1,099,825
*	Kinetic Concepts Inc.		92,500	3,232,875
Medtronic, Inc.			92,500	4,886,775
*	St. Jude Medical, Inc.		92,500	4,308,650
				13,528,125
INTERNET SOFTWARE & SERVICES
*	Digital River, Inc.		92,500	$3,689,825
*	eBay, Inc.		92,500	2,328,225
*	j2 Global Communications, Inc.		92,500	2,217,225
* #	Open Text Corporation		92,500	2,877,675
*	VASCO Data Security International Inc		92,500	1,265,400
*	F5 Networks Inc		92,500	2,696,375
*	RealNetworks, Inc.		92,500	635,475
*	SonicWall, Inc		92,500	540,200
*	Verisign, Inc.		92,500	3,009,950
*	Websense, Inc.		92,500	1,930,475
*	Yahoo!, Inc.		92,500	1,839,825
				23,030,650
IT SERVICES		4.7%
Automatic Data Processing, Inc.			92,500	$3,950,675
*	Computer Sciences Corporation		92,500	4,381,725
*#	DST Systems, Inc.		92,500	5,589,775
				13,922,175
LIFE SCIENCES TOOLS & SERVICES		5.3%
Applera Corporation -
Applied Biosystems Group			92,500	3,416,025
*	Millipore Corporation		92,500	6,507,375
*	Thermo Fisher Scientific, Inc.		92,500	5,598,100
				15,521,500
OFFICE ELECTRONICS		0.4%
Xerox Corporation			92,500	$1,261,700
PHARMACEUTICALS		2.6%
Biovail Corporation			92,500	$938,875
Novartis AG – ADR			92,500	5,489,875
*	ViroPharma, Inc.		92,500	1,138,675
				7,567,425

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

			Number of Shares or Par Value	Market Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11.9%
Altera Corporation			92,500	$2,030,375
Analog Devices, Inc.			92,500	2,822,175
Applied Materials, Inc.			92,500	1,602,100
*	Broadcom Corporation - Class A		92,500	2,246,825
*	Cypress Semiconductor Corporation		92,500	2,520,625
Intel Corporation			92,500	2,052,575
KLA-Tencor Corporation			92,500	3,477,075
*	Lam Research Corporation		92,500	3,042,325
Linear Technology Corporation			92,500	2,872,125
*	LSI Corporation		92,500	641,950
National Semiconductor Corporation			92,500	1,937,875
* #	Novellus Systems, Inc.		92,500	1,884,225
*	Standard Microsystems Corporation		92,500	2,453,100
*	Teradyne, Inc.		92,500	866,725
Texas Instruments, Inc.			92,500	2,255,150
Xilinx, Inc.			92,500	2,296,775
				35,002,000
SOFTWARE		16.3%
*	Adobe Systems, Inc.		92,500	$3,824,875
*	Amdocs Limited		92,500	2,812,925
*	Autodesk, Inc.		92,500	2,949,825
*	BMC Software, Inc.		92,500	3,042,325
CA, Inc.			92,500	2,207,050
*	Cadence Design Systems, Inc.		92,500	683,575
*	Check Point Software Technologies Ltd.		92,500	2,111,775
*	Citrix Systems, Inc.		92,500	2,464,200
*	Compuware Corporation		92,500	1,017,500
*	McAfee, Inc.		92,500	3,029,375
*	Mentor Graphics Corporation		92,500	1,283,900
Microsoft Corporation			92,500	2,379,100
*	Novell, Inc.		92,500	515,225
*	Oracle Corporation		92,500	1,991,525
*	Progress Software Corporation		92,500	2,722,275
*	Red Hat, Inc.		92,500	1,977,650
#	SAP AG – ADR		92,500	5,347,425
*	Sybase, Inc.		92,500	3,108,925
*	Symantec Corporation		92,500	1,948,975
*	Synopsys, Inc.		92,500	2,221,850
				47,640,275
Total Common Stocks
(Cost $256,469,141)				$292,196,400
EXCHANGE TRADED FUND		0.0%
Ziegler Exchange Traded Trust
NYSE Arca Tech 100 EFT			6,000	$144,540
(Cost $153,401)

Percentages shown are a percent of net assets

		Number of Shares or Par Value	Market Value
SHORT-TERM INVESTMENTS	2.4%
MASTER NOTE
\ Bear Stearns and Company	2.388%
2.388%, due 09-11-2008		2,542,586	$2,542,586

			2,542,586
REPURCHASE AGREEMENT
\ HSBC 08/01/08	2.150%
Triparty Repurchase Agreement		3,071,917	$3,071,917
2.150%, due 08-01-2008

			3,071,917
MONEY MARKET	0.5%
Highmark Diversified Money Market Fund, Fiduciary Shares		1,432,594	$1,432,594

Total Short-Term Investments			7,047,097
(Cost $7,047,097)

TOTAL INVESTMENTS	102.1%		299,388,037

(Cost $263,669,639)
LESS COLLATERAL HELD FOR SECURITIES
ON LOAN	(1.9)%		(5,614,503)

OTHER LIABILITIES, LESS OTHER ASSETS	-0.2%		(652,675)
NET ASSETS	100.0%		293,120,859

———————

*

Non-income producing

+

A portion of the security is designated as collateral against futures

#

All or a portion of security is on loan

\

Security purchased with cash received to collateralize loaned securities

^

Affiliated security

ADR

American Depository Receipts

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

			Number of Shares or Par Value	Market Value
COMMON STOCKS -		99.7%
BIOTECHNOLOGY		16.8%
*	Alexion Pharmaceuticals, Inc.		1,300	$121,875
*	Amgen, Inc.		27,400	1,716,062
* #	Amylin Pharmaceuticals, Inc.		4,500	141,975
*	Biogen Idec, Inc.		6,900	481,344
*	BioMartin Pharmaceutical, Inc.		3,300	107,415
*	Celgene Corporation		11,800	890,782
*	Cephalon, Inc.		2,200	160,952
*	Genentech, Inc.		12,300	1,171,575
*	Genzyme Corporation		7,600	582,540
*	Gilead Sciences, Inc.		23,600	1,273,928
*	Human Genome Sciences, Inc.		4,200	27,846
*	ImClone Systems, Inc.		2,000	127,860
*	OSI Pharmaceuticals, Inc.		1,900	99,997
*	Onyx Pharmaceuticals, Inc.		1,800	72,900
*	Vertex Pharmaceuticals, Inc.		4,600	158,700
				7,135,751
HEALTH CARE EQUIPMENT AND SUPPLIES		21.9%
*	Advanced Medical Optics, Inc.		1,900	$32,984
Alcon, Inc.			2,300	396,589
Baxter International, Inc.			18,600	1,276,146
Beckman Coulter, Inc.			4,000	289,360
Becton Dickinson and Company			8,200	696,262
*	Boston Scientific Corporation		42,200	501,758
C. R. Bard, Inc.			3,100	287,804
Cooper Companies. Inc.			1,500	50,550
Covidien Limited			13,900	684,436
DENTSPLY International, Inc.			4,500	181,125
*	Edwards Lifesciences Corporation		1,800	112,824
Hill-Rom Holdings, Inc.			7,000	196,630
*	Hologic, Inc.		8,100	149,607
*	Hospira, Inc.		5,100	194,616
*	IDEXX Laboratories, Inc.		2,000	107,000
*	Immucor, Inc.		2,300	69,299
*	Intuitive Surgical, Inc.		1,200	373,548
* #	Inverness Medical Innovations, Inc.		2,600	87,646
*	Kinetic Concepts, Inc.		1,800	62,910
Medtronic, Inc.			28,200	1,489,806
* ResMed, Inc.			2,600	98,332
STERIS Corporation			6,300	215,271
*	St. Jude Medical, Inc.		9,900	461,142
Stryker Corporation			8,900	571,291
*	Varian Medical Systems, Inc.		4,000	240,000
*	Zimmer Holdings, Inc.		6,700	461,697
				9,288,633

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

			Number of Shares or Par Value	Market Value
HEALTH CARE PROVIDERS AND SERVICES		15.1%
Aetna, Inc.			17,600	$721,776
*	AMERIGROUP Corporation		1,700	43,180
*	Apria Healthcare Group, Inc.		8,400	161,364
#	Brookdale Senior Living, Inc.		1,100	16,786
CIGNA Corporation			12,400	459,048
*	Community Health Systems, Inc.		3,100	102,238
*	Coventry Health Care, Inc.		5,000	176,850
*	DaVita, Inc.		3,400	189,890
*	Express Scripts, Inc.-Class A		6,300	444,402
Health Management Associates, Inc.-Class A			8,000	49,200
*	Health Net, Inc.		3,600	100,656
*	Henry Schein, Inc.		2,900	155,324
*	Humana, Inc.		5,500	241,505
*	Laboratory Corporation of America Holdings		3,500	236,530
*	LifePoint Hospitals, Inc.		1,800	51,534
*	Lincare Holdings, Inc.		2,400	77,328
*	Medco Health Solutions, Inc.		14,300	708,994
*	Patterson Companies, Inc.		4,000	124,920
*	Pediatrix Medical Group, Inc.		1,600	77,840
*	Psychiatric Solutions, Inc		1,700	59,534
Quest Diagnostics, Inc.			4,700	249,852
*	Tenet Healthcare Corporation		15,800	91,482
UnitedHealth Group, Inc.			33,700	946,296
Universal Health Services, Inc. - Class B			1,500	90,930
*	WellCare Health Plans, Inc.		1,400	55,062
*	Wellpoint, Inc.		14,800	776,260
				6,408,781
LIFE SCIENCES TOOLS & SERVICES		5.4%
*	Affymetrix, Inc.		1,900	$14,972
Applera Corporation -
Applied Biosystems Group			9,300	343,449
*	Charles River Laboratories International, Inc.		2,200	146,212
*	Covance, Inc.		2,100	192,780
*	Illumina, Inc.		1,800	167,832
*	Invitrogen Corporation		3,000	133,050
*	Millipore Corporation		1,800	126,630
Pharmaceutical Product Development, Inc.			3,400	129,676
*	Techne Corporation		1,300	103,376
*	Thermo Fisher Scientific, Inc.		11,800	714,136
*	Waters Corporation		3,200	217,408
				2,289,521

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

			Number of Shares or Par Value	Market Value
PHARMACEUTICALS		40.6%
Abbott Laboratories			36,800	$2,073,312
Allergan, Inc.			6,800	353,124
*	Barr Pharmaceuticals, Inc.		3,500	230,930
Bristol-Myers Squibb Company			51,300	1,083,456
Eli Lilly and Company			25,000	1,177,750
*	Endo Pharmaceuticals Holdings, Inc.		3,600	83,340
*	Forest Laboratories, Inc.		9,400	333,794
Johnson & Johnson			60,700	4,156,129
*	King Pharmaceuticals, Inc.		8,200	94,382
Medicis Pharmaceutical Corporation			1,700	31,212
Merck & Company, Inc.			56,300	1,852,270
#	Mylan, Inc.		18,900	245,133
*	Par Pharmaceutical Companies, Inc.		900	15,570
Perrigo Company			2,600	91,598
Pfizer, Inc.			163,100	3,045,077
Schering-Plough Corporation			43,200	910,656
* #	Valeant Pharmaceuticals International		2,500	42,800
*	Watson Pharmaceuticals, Inc.		3,400	98,294
Wyeth			33,300	1,349,316
				17,268,143
Total Common Stocks
(Cost $31,024,416)				42,390,829

SHORT-TERM INVESTMENTS		1.3%

MASTER NOTE		0.3%
\	Bear Stearns and Company
2.388%, due 09-11-2008			145,314	$145,314
				145,314

REPURCHASE AGREEMENT		0.5%
\	HSBC
Triparty Repurchase Agreement
2.150%, due 08-01-2008			175,566	$175,566
				175,566

MONEY MARKET		0.5%
Highmark Diversified Money Market Fund, Fiduciary Shares			212,447	$212,447

Total Short-Term Investments				533,327
(Cost $533,327)

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
TOTAL INVESTMENTS	101.0%		42,924,156
(Cost $31,557,743)
LESS COLLATERAL HELD FOR SECURITIES ON LOAN	(0.8)%		(320,880)

OTHER LIABILITIES, LESS OTHER ASSETS	-(0.2)%		(104,484)

NET ASSETS	100.0%		42,498,792

———————

*

Non-income producing

#

All or a portion of security is on loan

\

Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

			Number of Shares or Par Value	Market Value
COMMON STOCKS -		99.2%
CAPITAL MARKETS		17.8%
Ameriprise Financial, Inc.			5,800	$246,500
The Bank of New York Mellon Corporation			19,200	681,600
The Charles Schwab Corporation			15,800	361,662
* #	E*TRADE Financial Corporation		6,500	19,630
Franklin Resources, Inc.			2,700	271,647
The Goldman Sachs Group, Inc.			6,000	1,104,240
Janus Capital Group, Inc.			2,700	81,918
Legg Mason, Inc.			2,300	92,805
#	Lehman Brothers Holdings, Inc.		11,000	190,740
Merrill Lynch & Company, Inc.			13,800	367,770
Morgan Stanley			16,700	659,316
Northern Trust Corporation			3,700	289,229
State Street Corporation			7,200	515,808
T. Rowe Price Group, Inc.			4,400	263,340
				5,146,205
COMMERCIAL BANKS		16.9%
BB&T Corporation			9,300	$260,586
Comerica, Inc.			2,500	71,800
Commerce Bancshares, Inc.			2,000	87,260
Fifth Third Bancorp			8,100	113,157
#	First Horizon National Corporation		2,900	27,260
Huntington Bancshares, Inc.			5,900	41,418
KeyCorp			7,600	80,180
M&T Bank Corporation			1,300	91,494
Marshall & Ilsley Corporation			3,900	59,280
#	National City Corporation		10,400	49,192
PNC Financial Services Group			5,800	413,482
#	Popular, Inc.		4,000	27,480
Regions Financial Corporation			11,500	109,020
SunTrust Banks, Inc.			5,900	242,254
Synovus Financial Corporation			4,400	41,844
TCF Financial Corporation			1,800	22,950
U.S. Bancorp			29,200	893,812
Wachovia Corporation			36,400	628,628
Wells Fargo & Company			52,700	1,595,229
Zions Bancorporation			1,700	49,759
				4,906,085
CONSUMER FINANCE		3.6%
American Express Company			17,300	$642,176
Capital One Financial Corporation			6,000	251,160
Discover Financial Services			7,200	105,480
SLM Corporation			3,000	51,390
				1,050,206

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
DIVERSIFIED FINANCIAL SERVICES	25.8%
Bank of America Corporation		76,700	$2,523,430
The CIT Group, Inc.		15,000	127,200
Citigroup, Inc.		92,300	1,725,087
CME Group, Inc.		500	180,065
Invesco Ltd		6,500	151,385
* Intercontinental Exchange, Inc.		1,200	119,760
JPMorgan Chase & Company		58,200	2,364,666
Moody's Corporation		3,500	121,835
NYSE Euronext		3700	174,788
			7,488,216
INSURANCE	24.5%
ACE Limited		7,400	$375,180
AFLAC, Inc.		8,000	444,880
The Allstate Corporation		9,300	429,846
# Ambac Financial Group, Inc.		3,900	9,828
American Financial Group, Inc.		2,900	84,013
American International Group, Inc.		39,600	1,031,580
Aon Corporation		4,400	201,520
Assurant, Inc		1,600	96,192
W. R. Berkley Corporation		6,100	144,082
The Chubb Corporation		6,200	297,848
Cincinnati Financial Corporation		2,500	69,600
Everest Re Group Limited		900	73,620
Genworth Financial Inc.		7,200	114,984
The Hartford Financial Services Group, Inc.		6,700	424,713
Lincoln National Corporation		4,400	209,880
Loews Corporation		8,000	356,480
Marsh & McLennan Companies		8,600	242,950
MBIA, Inc.		3,500	20,755
MetLife, Inc.		7,300	370,621
Old Republic International Corporation		3,700	38,850
Principal Financial Group, Inc.		4,100	174,291
The Progressive Corporation		10,600	214,650
Prudential Financial, Inc.		8,700	600,039
SAFECO Corporation		2,800	185,248
Torchmark Corporation		1,500	87,075
The Travelers Companies, Inc.		10,200	450,024
Unum Group		9,700	234,352
Willis Group Holdings Limited		2,300	71,921
XL Capital Limited - Class A		2,900	51,881
			7,106,903
IT SERVICES	1.0%
MasterCard, Inc.		1,200	$292,980
			292,980

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
REAL ESTATE INVESTMENTS TRUSTS (REITS)	7.7%
Annaly Capital Management, Inc		9,000	$135,630
Avalonbay Communities, Inc.		1,300	129,623
Boston Properties, Inc.		2,000	192,380
Developers Diversified Realty Corporation		1,900	60,724
Duke Realty Corporation		2,400	59,352
Equity Residential		4,500	194,265
HCP, Inc.		3,900	140,673
Host Hotels & Resorts, Inc.		8,600	112,746
iStar Financial, Inc.		1,900	15,599
Kimco Realty Corporation		3,600	127,044
Plum Creek Timber Company, Inc.		2,900	141,288
Potlatch Corporation		1,900	88,483
Public Storage, Inc.		2,200	180,158
Simon Property Group, Inc.		3,800	351,994
SL Green Realty Corporation		1,000	83,340
Vornado Realty Trust		2,400	228,168
			2,241,467
THRIFTS AND MORTGAGE FINANCE	1.8%
Fannie Mae		16,400	188,600
Freddie Mac		10,700	87,419
MGIC Investment Corporation		1,700	10,880
New York Community Bancorp, Inc.		5,600	93,072
Radian Group, Inc.		400	696
Sovereign Bancorp, Inc.		8,000	76,160
# Washington Mutual, Inc.		14,300	76,219
			533,046

Total Common Stocks
(Cost $32,808,521)			$28,765,108

SHORT-TERM INVESTMENTS	1.9%

MASTER NOTE	0.4%
\ Bear Stearns and Company
2.388%, due 09-11-2008		125,910	$125,910

			125,910
REPURCHASE AGREEMENT	0.5%
\ HSBC
Triparty Repurchase Agreement
2.150%, due 08-01-2008		152,122	$152,122

			152,122

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
MONEY MARKET	0.9%
Highmark Diversified Money
Market Fund, Fiduciary Shares		265,828	265,828

Total Short-Term Investments			543,860
(Cost $1,051,935)

TOTAL INVESTMENTS	101.2%		29,308,968
(Cost $33,860,456)
LESS COLLATERAL HELD FOR SECURITIES ON LOAN	(1.0)%		(278,032)

OTHER LIABILITIES, LESS OTHER ASSETS	(0.2)%		(46,581)

NET ASSETS	100.0%		28,984,355

———————

*

Non-income producing

#

 All or a portion of security is on loan

\

 Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

		Number of Shares	Market Value
UNDERLYING FUNDS	99.6%

Dow Jones U.S. Financial 100 Plus Fund - Class F		1,224,865	$9,602,940
Dow Jones U.S. Health Care 100 Plus Fund - Class F		993,117	11,639,336

NYSE Arca Tech 100 Index Fund - Class F *		459,874	11,722,196

Total Common Stocks			32,964,472
(Cost $32,779,067)

TOTAL INVESTMENTS	99.6%		32,964,472
(Cost $32,779,067)
OTHER ASSETS, LESS LIABILITIES	0.4%		130,096

NET ASSETS	100.0%		33,094,568

———————

*

Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

			Number of Shares or Par Value	Market Value
COMMON STOCKS		98.8%
CONSUMER DISCRETIONARY		5.0%
CBS Corporation			10,800	$176,688
Comcast Corporation - Class A			46,900	967,078
Walt Disney Company			30,200	916,570
* #	Ford Motor Company		35,500	170,400
The Home Depot,Inc.			26,900	641,027
McDonald's Corporation			17,900	1,070,241
Target Corporation			12,300	556,329
Time Warner, Inc.			56,600	810,512

				5,308,845
CONSUMER STAPLES		13.9%
Altria Group, Inc.			33,200	$675,620
Anheuser-Busch Companies, Inc.			11,300	765,688
Avon Products, Inc.			6,800	288,320
Campbell Soup Company			3,400	123,692
Coca-Cola Company			31,600	1,627,400
Colgate-Palmolive Company			8,000	594,160
CVS Caremark Corporation			22,600	824,900
Heinz (H.J.) Company			5,000	251,900
#	Kraft Foods, Inc.		24,000	763,680
PepsiCo, Inc.			25,100	1,670,656
Philip Morris International			33,400	1,725,110
Procter & Gamble Company			48,400	3,169,232
Sara Lee Corporation			11,200	152,992
Wal-Mart Stores, Inc.			36,800	2,157,216

				14,790,566
ENERGY		14.6%
Baker Hughes, Inc.			4,900	$406,259
Chevron Corporation			32,800	2,773,568
ConocoPhillips			24,400	1,991,528
El Paso Energy Corporation			11,100	199,023
Exxon Mobil Corporation			83,700	6,731,991
Halliburton Company			13,800	618,516
*	National-Oilwell Varco, Inc.		6,600	518,958
Schlumberger Limited			18,900	1,920,240
Williams Companies, Inc.			9,300	298,065

				15,458,148

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
FINANCIALS	14.8%
The Allstate Corporation		8,700	$402,114
American Express Company		18,400	683,008
American International Group, Inc.		42,600	1,109,730
Bank of America Corporation		72,200	2,375,380
The Bank of New York Mellon Corporation		18,100	642,550
Capital One Financial Corporation		5,900	246,974
Citigroup, Inc.		86,200	1,611,078
The Goldman Sachs Group, Inc.		6,200	1,141,048
The Hartford Financial Services Group, Inc.		5,000	316,950
JPMorgan Chase & Company		54,700	2,222,461
# Lehman Brothers Holdings, Inc.		11,000	190,740
MasterCard Inc		1,200	292,980
Merrill Lynch & Company, Inc.		15,600	415,740
Morgan Stanley		17,500	690,900
NYSE Euronext		4,200	198,408
Regions Financial Corporation		11,100	105,228
U.S. Bancorp		27,600	844,836
Wachovia Corporation		33,900	585,453
Wells Fargo & Company		52,300	1,583,121
			15,658,699
HEALTH CARE	11.4%
Abbott Laboratories		24,400	1,374,696
* Amgen, Inc.		17,200	1,077,236
Baxter International, Inc.		9,900	679,239
Bristol-Myers Squibb Company		31,400	663,168
CIGNA Corporation		4,400	162,888
Covidien Limited		7,900	388,996
Johnson & Johnson		44,600	3,053,762
Medtronic, Inc.		17,800	940,374
Merck & Company, Inc.		34,000	1,118,600
Pfizer, Inc.		107,200	2,001,424
UnitedHealth Group, Inc.		19,400	544,752
			12,005,135
INDUSTRIALS	11.2%
3M Company		11,200	$788,368
The Boeing Company		11,900	727,209
Burlington Northern Santa Fe Corporation		4,600	478,998
Caterpillar, Inc.		9,700	674,344
FedEx Corporation		4,900	386,316
General Dynamics Corporation		6,300	561,582
General Electric Company		157,900	4,466,991
Honeywell International, Inc.		11,700	594,828
Norfolk Southern Corporation		5,900	424,328
Raytheon Company		6,700	381,431
Tyco International Limited.		7,600	338,656

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
United Parcel Service - Class B		16,200	1,021,896
United Technologies Corporation		15,400	985,292

			11,830,239
INFORMATION TECHNOLOGY	19.5%
* Apple, Inc.		14,000	$2,225,300
* Cisco Systems, Inc.		93,600	2,058,264
* Dell, Inc.		32,000	786,240
* EMC Corporation		32,700	490,827
* Google, Inc.		3,700	1,752,875
Hewlett-Packard Company		39,100	1,751,680
Intel Corporation		90,700	2,012,633
International Business Machines Corporation		21,800	2,789,964
Microsoft Corporation		126,900	3,263,868
* Oracle Corporation		62,800	1,352,084
QUALCOMM Inc		25,700	1,422,238
Texas Instruments, Inc.		21,000	511,980
Xerox Corporation		14,200	193,688

			20,611,641
MATERIALS	1.8%
Alcoa, Inc.		12,900	$435,375
Dow Chemical Company		14,700	489,657
DuPont (E.I.) de Nemours and Company		14,300	626,483
International Paper Company		6,800	188,496
Weyerhaeuser Company		3,300	176,418

			1,916,429
TELECOMMUNICATION	4.5%
AT&T, Inc.		94,100	$2,899,221
* Sprint Nextel Corporation		45,100	367,114
Verizon Communications		45,200	1,538,608

			4,804,943
UTILITIES	1.9%
* The AES Corporation		10,600	$171,084
American Electric Power Company, Inc.		6,400	252,800
Entergy Corporation		3,000	320,760
Exelon Corporation		10,400	817,648
Southern Company		12,200	431,758

			1,994,050

Total Common Stocks
(Cost $70,658,371)			$104,378,695

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Number of Shares or Par Value	Market Value
SHORT-TERM INVESTMENTS	1.5%

MASTER NOTE	0.3%c
\ Bear Stearns and Company
2.388%, due 09-11-2008		341,382	$341,382

			341,382
REPURCHASE AGREEMENT	0.4%
\ HSBC
Triparty Repurchase Agreement
2.150%, due 08-01-2008		412,454	$412,454

			412,454

MONEY MARKET	0.8%
Highmark Diversified Money Market Fund, Fiduciary Shares		865,124	865,124

Total Short-Term Investments			$1,618,960
(Cost $2,132,811)

TOTAL INVESTMENTS	100.3%		$105,997,655
(Cost $77,685,575)
LESS COLLATERAL HELD FOR SECURITIES ON LOAN	(0.7)%		(753,836)
OTHER ASSETS, LESS LIABILITIES	0.4%		394,845

NET ASSETS	100.0%		$105,638,664

———————

- This legend show appear on ONLY the last page of each portfolio

*

Non-income producing

+

A portion of the security is designated as collateral against futures and options

#

All or a portion of security is on loan

\

Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

		Description	Principal Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES
	95.9%

GEORGIA	0.2%
		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012 (10)	250,000	266,820

GUAM	3.7%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029 (7)	5,815,000	5,650,087
		5.25%, due 10-01-2009 (1)	250,000	255,558

ILLINOIS	1.0%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012 (10)	300,000	321,051
		4.875%, due 10-01-2008 (10)	1,380,000	1,386,279

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021 (6)	910,000	1,140,822

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	255,000	271,045

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009 (10)	285,000	291,182

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	200,000	212,584

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010 (10)	225,000	235,301

NORTH CAROLINAC	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013 (10)	210,000	224,927
		5.00%, due 02-01-2012 (10)	400,000	425,760

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Description	Principal Amount	Value
OHIO	0.6%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012 (10)	300,000	320,616
		5.00%, due 05-01-2011 (10)	515,000	544,922
		4.875%, due 05-01-2010 (10)	200,000	208,338
PENNSYLVANIA	0.2%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011 (10)	270,000	284,804
PUERTO RICO	9.3%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Government Facilities, Series H,
		5.50%, due 07-01-2017 (1)	1,250,000	1,306,288
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L,
		5.50%, due 07-01-2021 (8)	500,000	507,365
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series TT,
		5.00%, due 07-01-2022	300,000	299,985
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series UU,
		5.00%, due 07-01-2020 (4)	1,000,000	1,025,240
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020 (7)	1,020,000	1,060,647
		5.50%, due 07-01-2017 (8)	1,130,000	1,156,284
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023 (4)	1,120,000	1,205,210
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020 (7)	780,000	787,558
		Commonwealth of Puerto Rico, Infrastructure Financial Authority,
		Special Tax Revenue, Series A-BHAC-CR
		5.50%, due 07-01-2022	1,385,000	1,508,958
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030 (4)	880,000	868,437
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023 (2)	1,000,000	996,910
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030 (4)	1,215,000	1,220,625
		5.25%, due 07-01-2027 (4)	755,000	763,871
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,374,834
		5.25%, prerefunded 07-01-2011 at 100 (4)	1,235,000	1,325,624

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

		Description	Principal Amount	Value
SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010 (10)	200,000	209,902

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010 (10)	190,000	199,498

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009 (10)	340,000	353,134

VIRGIN ISLANDS	5.7%
		Virgin Islands, Public Finance Authority Gross Tax
		Receipts Revenue
		5.00%, due 10-01-2027 (11)	2,000,000	1,892,080
		5.00%, due 10-01-2024 (11)	2,500,000	2,416,475
		5.00%, due 10-01-2023 (11)	1,000,000	970,970
		5.00%, due 10-01-2021 (11)	2,000,000	1,963,960
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012 (7)	255,000	262,007
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010 (1)	470,000	488,866
		5.00%, due 07-01-2009 (1)	1,500,000	1,530,345

WISCONSIN	73.0%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019
		(LOC: Associated Bank, N.A.)	435,000	441,429
		4.75%, due 09-01-2017
		(LOC: Associated Bank, N.A.)	360,000	368,035
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,417,703
		5.70%, prerefunded 06-01-2009 at 100	410,000	423,940
		5.20%, prerefunded 06-01-2009 at 100	200,000	205,986
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	945,905
		5.20%, due 06-01-2022	500,000	517,635

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
5.05%, due 06-01-2019	1,030,000	1,067,183
4.70%, due 06-01-2015	500,000	518,365
Village of Blue Mounds, Wisconsin (Dane County),
Community Development Lease Revenue,
4.75%, due 04-01-2023	250,000	251,740
Burlington, Wisconsin Racine and Walworth Counties,
Community Development Lease Revenue Refunding,
Series 2005,
4.10%, due 04-01-2017	750,000	748,883
4.00%, due 04-01-2016	200,000	200,224
Butler, Wisconsin Community Development
Authority Lease Revenue Refunding,
4.125%, due 09-01-2019	275,000	273,664
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue,
5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,499,741
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, dated 08-01-1999
5.125%, due 06-01-2019	1,595,000	1,641,111
4.70%, due 06-01-2009	150,000	153,159
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, unrefunded balance
5.00%, due 06-01-2014	170,000	172,400
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, dated 12-01-2002
4.00%, due 06-01-2012	100,000	102,635
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, dated 11-01-2003
3.65%, due 06-01-2013	200,000	201,756
3.30%, due 06-01-2011	175,000	176,500
3.00%, due 06-01-2010	125,000	125,549
Cudahy, Wisconsin, Community Development Authority
Lease Revenue Refunding, Series 2005
3.25%, due 06-01-2011	250,000	251,978
3.00%, due 06-01-2010	250,000	251,098
Cudahy, Wisconsin, Community Development Authority
Lease Revenue Refunding, Series 2006
4.25%, due 06-01-2017	500,000	509,650
Eau Claire, Wisconsin, Housing Authority Housing Revenue
Refunding, London Hill Townhouses Project, Series A,
6.25%, due 05-01-2015	460,000	458,648
Fontana-on-Geneva Lake, Wisconsin (Walworth County)
Redevelopment Lease Revenue Series 2005,
4.375%, due 06-01-2022	500,000	481,985

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
4.20%, due 06-01-2018	100,000	99,280
Glendale, Wisconsin, Community Development Authority Lease
Revenue, Tax Increment District No. 7, Series A,
5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,283,843
Glendale, Wisconsin, Community Development Authority Lease
Revenue, Tax Increment District No. 7,
4.875%, due 09-01-2019	1,000,000	1,013,480
4.75%, due 09-01-2017	1,250,000	1,271,750
Glendale, Wisconsin, Community Development Authority Lease
Revenue Refunding, Tax Increment District No. 7,
4.50%, due 09-01-2018	2,000,000	2,017,720
4.35%, due 09-01-2016	1,000,000	1,013,010
Glendale, Wisconsin Community Development Authority Lease
Revenue, Series 2004A, (Bayshore Public Parking Facility),
5.00%, due 10-01-2024	1,500,000	1,534,980
Glendale, Wisconsin Community Development Authority Lease
Revenue, Series 2005A, (Bayshore Public Parking Facility),
4.75%, due 10-01-2027	1,000,000	979,000
Grant County, Wisconsin, Housing Authority Revenue
Refunding, Orchard Manor Project,
5.35%, due 07-01-2026	1,000,000	995,390
5.25%, due 07-01-2018	500,000	500,205
Green Bay/Brown County Professional Football Stadium
District Sales Tax Revenue, Lambeau Field Renovation Project,
5.00%, due 02-01-2019 (1)	2,500,000	2,543,825
4.90%, due 02-01-2016 (1)	1,015,000	1,039,817
4.85%, due 02-01-2015 (1)	1,020,000	1,047,397
Green Bay, Wisconsin, Housing Authority Housing Revenue
Student Housing, University Village Housing, Series A
5.125%, due 04-01-2021	75,000	73,054
Green Bay, Wisconsin, Redevelopment Authority
Lease Revenue, Convention Center Project, Series A,
5.10%, due 06-01-2029	1,500,000	1,543,680
Green Bay, Wisconsin Redevelopment Authority Lease Revenue
Refunding, Series 2006 (Convention Center Project),
4.30%, due 06-01-2029	1,000,000	910,180
4.20%, due 06-01-2025	1,000,000	928,850
Green Bay, Wisconsin, Redevelopment Authority
Revenue, Bellin Memorial Hospital Project, Series A,
5.50%, due 02-15-2021	400,000	404,844
Jackson, Wisconsin, Community Development Authority Revenue
Refunding,
5.10%, due 12-01-2017	725,000	708,659
4.90%, due 12-01-2013	100,000	99,439

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
4.35%, due 12-01-2008	100,000	99,852
Johnson Creek, Wisconsin, Community Development
Authority, Lease Revenue Bond, Tax Incremental District # 2,
4.85%, due 12-01-2022	200,000	202,984
Johnson Creek, Wisconsin, Community Development
Authority, Lease Revenue Refunding, Tax Incremental
District #3, 4.40%, due 12-01-2022	700,000	679,672
Kenosha, Wisconsin, Housing Authority Multifamily Housing,
Revenue GNMA Collateralized, Villa Ciera Project, Series A,
6.00%, due 11-20-2041 (5)	1,000,000	1,002,410
Little Chute, Wisconsin, Community Development
Authority Lease Revenue Refunding Bonds, Series 2004,
4.35%, due 03-01-2018	200,000	203,060
4.25%, due 03-01-2017	200,000	203,370
Madison, Wisconsin, Community Development Authority Revenue
Quarters, 2nd Mortgage,
5.875%, (variable after 07-01-2011)
due 07-01-2016 (6)	155,000	155,153
Mayville, Wisconsin Community Development Lease Revenue
Refunding, Series 2005,
4.15%, due 04-01-2017	175,000	177,195
3.90%, due 04-01-2015	200,000	202,936
3.80%, due 04-01-2014	300,000	305,187
3.65%, due 04-01-2013	175,000	177,769
Medford, Wisconsin, Community Development Lease Revenue
Refunding, Series 2004A,
4.60%, due 12-01-2021	245,000	246,825
4.55%, due 12-01-2020	230,000	232,261
4.50%, due 12-01-2019	220,000	223,003
Middleton, Wisconsin, Community Development Authority Lease
Revenue, Series A,
4.55%, due 10-01-2018	500,000	508,300
4.35%, due 10-01-2017	1,630,000	1,655,933
Milton, Wisconsin, Community Development Authority, (Rock
County), Lease Revenue,
4.60%, due 04-01-2026	360,000	352,732
4.50%, due 04-01-2021	125,000	125,638
Milwaukee, Wisconsin, Redevelopment Authority Development
Revenue Refunding, 2430 West Wisconsin Avenue Project,
3.60%, due 03-01-2014 (4)	310,000	311,314
3.50%, due 03-01-2013 (4)	645,000	648,522
3.40%, due 03-01-2012 (4)	480,000	483,216

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
3.25%, due 03-01-2011 (4)	500,000	503,200
3.00%, due 03-01-2010 (4)	230,000	232,291
Milwaukee, Wisconsin Redevelopment Authority
Development Revenue Refunding Marquette University Project,
4.35%, due 11-01-2018 (8)	500,000	492,260
4.25%, due 11-01-2017 (8)	1,000,000	987,910
4.15%, due 11-01-2016 (8)	1,275,000	1,260,032
Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
Series 2005A, (Milwaukee Public Schools-
Congress, Graig and Fratney),
4.60%, due 08-01-2022	500,000	497,955
4.50%, due 08-01-2020	500,000	500,440
Milwaukee, Wisconsin, Redevelopment Authority
Revenue Bonds, Milwaukee Public Schools-Neighborhood
Schools Initiative,
4.125%, due 08-01-2018 (1)	2,010,000	1,999,407
4.10%, due 08-01-2017 (1)	1,000,000	1,002,680
4.00%, due 08-01-2016 (1)	1,000,000	1,004,040
3.80%, due 08-01-2014 (1)	1,000,000	1,008,150
3.65%, due 08-01-2013 (1)	2,000,000	2,022,760
3.25%, due 08-01-2011 (1)	500,000	503,975
Milwaukee, Wisconsin, Redevelopment Authority
Milwaukee School of Engineering Project, Series B,
3.50%, due 07-01-2009
(LOC: Marshall & Ilsley)	250,000	251,283
Milwaukee, Wisconsin Redevelopment Authority Mortgage
Revenue Refunding Schlitz Park Project, Series A,
5.50%, due 01-01-2017	2,180,000	2,103,286
Milwaukee, Wisconsin Redevelopment Authority Mortgage
Revenue Refunding Schlitz Park Project, Series B,
5.60%, due 01-01-2015	1,655,000	1,633,932
Milwaukee, Wisconsin Redevelopment Authority
Revenue Summerfest Project,
4.95%, due 08-01-2020	1,250,000	1,275,713
4.85%, due 08-01-2017	500,000	513,705
4.80%, due 08-01-2016	500,000	514,000
4.70%, due 08-01-2015	500,000	514,450
Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series A,
5.30%, due 06-01-2029
(LOC: Marshall & Ilsley)	1,800,000	1,800,792
5.25%, due 06-01-2019
(LOC: Marshall & Ilsley)	430,000	433,892
Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series B,

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
5.20%, due 06-01-2029
(LOC: Federal Home Loan Bank)	355,000	355,156

5.15%, due 06-01-2019
(LOC: Federal Home Loan Bank)	200,000	202,128
Muskego Wisconsin Community Development Authority
Community Development Lease Revenue, Series 2003,
4.00%, due 06-01-2018	75,000	72,902
3.90%, due 06-01-2017	110,000	108,301
3.80%, due 06-01-2016	100,000	98,400
Neenah, Wisconsin Community Development Authority Lease
Revenue, Series 2004A,
4.70%, due 12-01-2028	1,250,000	1,207,050
5.125%, due 12-01-2023	1,000,000	1,029,010
4.30%, due 12-01-2020	1,000,000	996,160
New Berlin Wisconsin Housing Authority Revenue
Capital Appreciation, Apple Glen Project, Series A,
Zero %, due 05-01-2010	70,000	66,983
Zero %, due 11-01-2009	65,000	63,231
Zero %, due 05-01-2009	70,000	68,993
North Fond du Lac. Wisconsin Redevelopment Lease Revenue
Refunding, Series 2005,
4.35%, due 12-01-2017	325,000	327,213
Oak Creek, Wisconsin Housing Authority Revenue
Refunding, Wood Creek Project,
5.625%, due 07-20-2029 (5)	2,205,000	2,206,896
5.50%, due 07-20-2019 (5)	1,000,000	1,002,220
Oak Creek, Wisconsin Housing Authority Revenue
Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014 (5)	60,000	43,052
Zero %, due 07-20-2013 (5)	125,000	94,044
Zero %, due 01-20-2013 (5)	125,000	96,781
Zero %, due 01-20-2012 (5)	65,000	52,940
Zero %, due 07-20-2011 (5)	125,000	104,871
Zero %, due 01-20-2011 (5)	125,000	108,403
Onalaksa, Wisconsin, Community Development
Authority Lease Revenue,
4.15%, due 10-01-2016	200,000	203,148
4.00%, due 10-01-2015	100,000	101,722
3.90%, due 10-01-2014	100,000	102,248
3.65%, due 10-01-2012	100,000	102,519
Oostburg, Wisconsin Community Development
Authority Lease Revenue,

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
4.40%, due 05-01-2022	110,000	108,431
4.35%, due 05-01-2021	105,000	104,183
Oshkosh, Wisconsin Housing Authority Revenue,
GNMA Collateralized, VNA Assisted Living Inc. Project,
5.75%, due 09-20-2038 (5)	1,260,000	1,260,302
5.45%, due 09-20-2017 (5)	120,000	120,008
Schofield, Wisconsin Community Development Authority,
Redevelopment Lease Revenue Refunding Bond, Series 2004
4.60%, due 10-01-2017	100,000	102,308
4.50%, due 10-01-2015	100,000	102,535
Sheboygan, Wisconsin Housing Authority Multifamily
Revenue Refunding, GNMA Collateralized, Lake Shore
Apartments Project, Series A,
5.10%, due 11-20-2026 (5)	1,000,000	963,640
Slinger, Wisconsin Redevelopment Authority
Lease Revenue Refunding,
4.70%, due 09-01-2012	400,000	400,460
Southeast Wisconsin Professional Baseball Park District
League Capital Appreciation Certificate of Participation,
Zero %, due 12-15-2017 (7)	1,000,000	681,410
Zero %, due 12-15-2015 (7)	970,000	732,593
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Series A,
5.50%, due 12-15-2026 (7)	4,010,000	4,313,758
5.50%, due 12-15-2018 (7)	250,000	278,175
5.50%, due 12-15-2011 (7)	525,000	566,470
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue, Series 2001A,
5.10%, due 12-15-2029 (7)	275,000	294,253
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Junior Lien, Series B
5.50%, due 12-15-2009 (7)	615,000	637,841
5.50%, due 12-15-2019 (7)	2,000,000	2,213,800
St Francis Wisconsin Community Development
Authority Lease Revenue,
4.50%, due 03-01-2024	235,000	230,862
4.35%, due 03-01-2022	300,000	294,264
Sturgeon Bay, Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series A,
5.20%, due 10-01-2021	1,000,000	1,005,510
Sturgeon Bay, Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series 2006A,
4.50%, due 10-01-2021	500,000	492,655

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
4.35%, due 10-01-2018	1,100,000	1,098,152
Sturgeon Bay, Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series B-ACA-CBI,
5.15%, due 10-01-2020	500,000	502,635
5.00%, due 10-01-2017	1,000,000	1,005,040
Sun Prairie, Wisconsin Community Development
Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021	150,000	150,066
4.40%, due 08-01-2020	150,000	150,266
Sun Prairie, Wisconsin Community Development Lease
Revenue, Series 2005,
(Tax Incremental District No. 8),
4.35%, due 08-01-2022	975,000	917,670
4.30%, due 08-01-2021	975,000	918,694
Verona, Wisconsin (Dane County), Community Development
Authority Community Development Lease Revenue,
4.25%, due 12-01-2021	50,000	48,560
4.20%, due 12-01-2020	50,000	49,101
4.00%, due 12-01-2018	50,000	49,498
3.90%, due 12-01-2017	100,000	99,224
3.80%, due 12-01-2016	100,000	99,572
Verona, Wisconsin, Community Development Authority,
Community Development Lease Revenue, 2004 Series,
4.85%, due 02-01-2022	200,000	202,594
4.80%, due 02-01-2020	100,000	102,127
Verona, Wisconsin Community Development
Refunding Lease Revenue, Series 2008A,
3.65%, due 06-01-2017	100,000	99,029
Walworth County, Wisconsin Housing Authority Housing
Revenue, Kiwanis Heritage Senior Apartments Project,
5.70%, due 03-01-2039 (3)	460,000	460,078
Waterford, Wisconsin Community Development Lease Revenue
Refunding, Series 2005,
4.65%, due 10-01-2020	750,000	758,363
Watertown, Wisconsin Community Development
Authority Redevelopment Lease Revenue, Series A,
5.00%, due 05-01-2018	750,000	757,328
Watertown, Wisconsin Community Development
Authority Revenue Bonds, Series 2006A
4.70%, due 10-01-2025	600,000	601,902
Waukesha, Wisconsin Housing Authority Revenue
Refunding, Oak Hills Terrace Project, Series A
4.50%, due 12-01-2027	725,000	679,166
Waukesha, Wisconsin Redevelopment Authority
Development Revenue, Avalon Square, Inc. Project,

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
5.00%, due 06-20-2021 (5)	1,000,000	1,011,580
Waupaca, Wisconsin, Community Development Authority,
Community Lease Revenue Bond, Series A,
4.60%, due 04-01-2017	300,000	310,398
4.50%, due 04-01-2016	100,000	103,579
Waupaca, Wisconsin, Community Development
Authority, Lease Revenue, Series 2003A,
4.50%, due 04-01-2017	200,000	203,690
4.40%, due 04-01-2016	200,000	203,444
4.20%, due 04-01-2014	100,000	102,374
Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
Refunding, Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010	100,000	94,214
Zero %, due 05-01-2010	105,000	100,475
Zero %, due 11-01-2009	100,000	97,278
Zero %, due 05-01-2009	105,000	103,490
Zero %, due 11-01-2008	100,000	99,532
West Allis Wisconsin Redevelopment Authority
Lease Revenue,
4.60%, due 07-01-2022	200,000	199,992
4.70%, due 07-01-2023	500,000	498,915
4.80%, due 07-01-2024	300,000	299,325
West Bend, Wisconsin Redevelopment Authority
Lease Revenue,
4.65%, due 10-01-2028	250,000	238,343
4.60%, due 10-01-2025	150,000	146,340
4.55%, due 10-01-2024	250,000	245,498
4.50%, due 10-01-2023	250,000	243,550
Weston, Wisconsin Community Development
Authority Lease Revenue,
4.45%, due 10-01-2019	500,000	505,715
4.35%, due 10-01-2018	500,000	506,660
Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
4.70%, due 10-01-2021	1,230,000	1,233,186
5.25%, due 10-01-2020	445,000	462,987
4.40%, due 10-01-2018	500,000	502,115
4.25%, due 10-01-2017	200,000	199,990
4.10%, due 10-01-2016	500,000	499,635
Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
4.75%, due 10-01-2023	140,000	140,066
4.75%, due 10-01-2022	130,000	130,475
Weston, Wisconsin Community Development Authority Lease
Revenue, Series 2007A,
4.625%, due 10-01-2025	825,000	802,560
4.50%, due 10-01-2021	100,000	98,531

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

Description	Principal Amount	Value
Winnebago County, Wisconsin Housing Authority 1st Mortgage
Revenue Refunding, Section 8 Assisted Housing Project,
5.625%, due 05-01-2010 (6)	135,000	135,166
5.625%, due 05-01-2009 (6)	125,000	125,196
Winnebago County, Wisconsin Housing Authority Housing
Revenue, Series A,
7.125%, due 03-01-2022	380,000	380,228
6.875%, due 03-01-2012	95,000	95,081
Winneconne. Wisconsin Community Development
Authority (Winnebago County) Lease Revenue Bond,
4.20%, due 04-01-2024	150,000	138,972
4.40%, due 04-01-2022	335,000	325,265
Wisconsin Center District Capital Appreciation Senior
Dedicated Tax Revenue,
Zero %, due 12-15-2026 (7)	2,500,000	933,125
Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
5.25%, due 12-15-2023 (4)	2,585,000	2,766,028
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,
5.00%, due 09-01-2024	110,000	110,943
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,Series 2006
5.00%, due 03-01-2022	1,500,000	1,539,885
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,Series 2005
4.60%, due 03-01-2025	1,200,000	1,098,180
Wisconsin Dells, Wisconsin Community Development Lease
Revenue, Series 2007A,
4.45%, due 03-01-2025	300,000	289,080
4.30%, due 03-01-2022	225,000	217,352
Wisconsin Housing and Economic Development Authority,
Housing Revenue, Series 2005E,
4.90%, due 11-01-2035 (9)	1,650,000	1,557,567
4.70%, due 11-01-2025 (9)	275,000	266,758
Wisconsin Housing and Economic Development Authority,
Housing Revenue, Series 2006B
4.40%, due 05-01-2037	500,000	425,725
4.30%, due 05-01-2027	1,000,000	886,980
Wisconsin Housing Finance Authourity Revenue,
6.10%, prerefunded 12-01-2017 at 100	1,120,000	1,261,826
6.10%, prerefunded 12-01-2017 at 100	1,045,000	1,173,065
Wrightstown, Wisconsin Community Development
Authority Revenue,

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

	Description	Principal Amount	Value
		0	—
	Total Long-Term Tax-Exempt Securities		$158,981,195
	(Cost $159,182,174)

SHORT-TERM TAX-EXEMPT SECURITIES
	3.0%

DEMAND NOTES	2.8%
	Green Bay/Brown Cty, Wisconsin Professional Football Stadium
	District Wisconsin Sales Tax Revenue,
		(Lambeau Field Renovation Project) Series B,
	2.37%, weekly reset, due 02-01-2031 (1)	865,000	$865,000
	2.37%, weekly reset, due 02-01-2030 (1)	110,000	110,000
	2.37%, weekly reset, due 02-01-2030 (1)	1,000,000	1,000,000
	Madison, Wisconsin Community Development Authority
	Monticello Apartments,
	2.49%, weekly reset, due 04-01-2023
	(LOC: Marshall & Ilsley)	180,000	180,000
	Milwaukee, Wisconsin Redevelopment Authority
	Hartlove Place Project, Series 2007
	2.49%, weekly reset, due 06-01-2037
	(LOC: Citizens Bank)	140,000	140,000
	Milwaukee, Wisconsin Redevelopment Authority
	United Community Center Project
	2.49%, weekly reset, due 10-01-2022
	(LOC: U.S. Bank, N.A.)	200,000	200,000
	Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Kenilworth Project
	2.44%, weekly reset, due 09-01-2040
	(LOC: Depfa Bank, PLC)	870,000	870000
	Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Riverwest Student Housing
	2.67%, weekly reset, due 10-01-2036
	(LOC: Marshall & Ilsley)	895,000	895,000
	Wisconsin Housing and Economic Development
	Authority Multifamily Housing, Series A
	2.67%, weekly reset, due 10-01-2036
	(LOC: Depfa Bank, PLC)	145,000	145,000
	Wisconsin Housing and Economic Development
	Authority Multifamily Housing, Series B
	2.67%, weekly reset, due 10-01-2036
	(LOC: Depfa Bank, PLC)	155,000	155,000
	Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Pres House Project
	2.44%, weekly reset, due 08-01-2046
	(LOC: Associated Bank of Fond du Lac)	110,000	110,000

	Total Demand Notes		$4,670,000

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008

	Description	Principal Amount	Value
MONEY MARKET	0.2%
	AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
	Private Class	341,228	341,228

	Total Short-Term Tax-Exempt Securities		$5,011,228
	(Cost $5,011,228)

Total Investments	98.9%
	(Cost $164,334,531)
Other Assets, Less Liabilities
	1.1%
Net Assets	100.0%		$165,811,595

LOC: Letter of Credit

Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities or are insured or guaranteed by the indicated municipal bond

insurance corporation or federal agency:

(1)

American Capital Access Holdings Ltd.

(2)

CIFG Guaranty

(3)

Federal Housing Administration

(4)

Financial Security Assurance, Inc.

(5)

Government National Mortgage Association

(6)

Housing and Urban Development Section 8

(7)

Municipal Bond Investors Assurance Corporation

(8)

XL Capital Assurance, Inc.

(9)

General Obligation of Authority

(10)

U.S. Government Guarantee Public Housing Administration

(11)

FGIC Corporation

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Principal Amount	Description		Maturity Date	Interest Rate	Value

U.S. Government Agency Securities		12.3%

Federal Home Loan Bank ("FHLB")
1,000,000	FHLB Note		01/09/09	2.250%	998,139
1,000,000	FHLB Note		11/14/08	3.625%	998,103
500,000	FHLB Note		02/12/09	2.875%	500,031
2,000,000	FHLB Note		04/30/09	2.625%	2,000,000
2,000,000	FHLB Note		04/01/09	2.125%	1,997,076
1,500,000	FHLB Note		04/07/09	2.450%	1,500,000
1,000,000	FHLB Note		04/21/09	2.400%	1,000,000
3,035,000	FHLB Note		09/26/08	4.250%	3,043,102
910,000	FHLB Note		02/27/09	2.750%	908,699
	Total Federal Home Loan Bank				12,945,150

Federal Home Loan Mortgage Corporation ("FHLMC")
1,400,000	FHLMC Note		09/15/08	3.625%	1,401,963
1,500,000	FHLMC Note		06/12/09	2.625%	1,500,000
2,000,000	FHLMC Note		07/03/09	3.200%	2,000,000
2,577,000	FHLMC Note		12/19/08	4.625%	2,596,204
	Total Federal Home Loan Mortgage Corporation				7,498,167

Federal National Mortgage Association ("FNMA")
1,326,000	FNMA Note		10/15/08	4.500%	1,331,445
1,000,000	FNMA Note		07/24/08	5.010%	1,020,031
	Total Federal National Mortgage Association				2,351,476
TOTAL U.S. GOVERNMENT AGENCY SECURITIES					22,794,793

Corporate Securities		76.9%
Asset Backed Securities		0.6%
1,124,392	John Deere Owner Trust
	Series 2008-A Class A1		02/17/09	2.741%	1,124,392
	Total Asset Backed Securities				1,124,392

Bonds and Notes		15.8%
2,000,000	Bank of America Nt		08/15/08	3.250%	1,999,509
1,515,000	Citigroup Global Nt		02/09/09	3.625%	1,516,764
2,000,000	Coca-Cola Inc Note		11/01/08	5.750%	2,013,665
1,000,000	GECC Global Nt		10/15/08	3.600%	1,001,252
1,000,000	HSBC Fin Corp		11/15/08	6.500%	1,004,086
3,808,000	HSBC Fin Corp		12/15/08	4.125%	3,798,124
2,000,000	IBM CORP		07/29/09	3.150%	2,007,677
2,500,000	IBM CORP		10/01/08	5.400%	2,509,716

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Principal Amount	Description		Maturity Date	Interest Rate	Value
3,085,000	John Deere Cap MTN		08/25/08	4.500%	3,085,872
1,500,000	Lehman Bros Hldg Nt		08/07/08	3.500%	1,499,504
1,400,000	M & I Note		08/25/08	4.500%	1,399,309
1,000,000	Mer Lynch D Mtn		01/15/09	4.125%	1,001,009
1,359,000	Mer Lynch Note		10/27/08	4.831%	1,358,752
2,100,000	Wells Fargo Corp		04/01/09	3.125%	2,102,201
2,835,000	Wells Fargo Corp		08/15/08	4.000%	2,835,803
	Total Corporate Bonds and Notes				29,133,243

Commercial Paper		60.5%
3,000,000	Abbey Natl DCP		08/21/08	2.520%	2,995,800
1,500,000	Abbey Natl DCP		09/19/08	2.550%	1,494,794
3,000,000	Abbey Natl DCP		11/12/08	2.780%	2,976,138
1,000,000	Amer Gen Fin DCP		09/09/08	2.740%	997,032
1,500,000	Amer Gen Fin DCP		08/29/08	2.600%	1,496,967
2,000,000	Amer Gen Fin DCP		09/02/08	2.760%	1,995,093
2,000,000	Amer Gen Fin DCP		08/01/08	2.700%	2,000,000
1,500,000	Amer Gen Fin DCP		08/06/08	2.630%	1,499,452
2,000,000	Amer Honda Fin DCP		08/12/08	2.170%	1,998,674
2,500,000	Amer Honda Fin DCP		08/26/08	2.300%	2,496,007
2,000,000	American Express DCP		08/13/08	2.350%	1,998,433
2,500,000	American Express DCP		08/20/08	2.450%	2,496,767
2,000,000	American Express DCP		09/04/08	2.440%	1,995,391
1,500,000	American Express DCP		09/16/08	2.430%	1,495,343
2,500,000	Cargill Inc DCP		08/05/08	2.450%	2,499,319
1,500,000	Cargill Inc DCP		08/18/08	2.300%	1,498,371
2,500,000	Cargill Inc DCP		09/17/08	2.550%	2,491,677
2,000,000	Cargill Inc DCP		09/23/08	2.400%	1,992,933
2,000,000	Chevron Funding DCP		08/22/08	2.150%	1,997,492
2,000,000	Citigroup Fdg DCP		08/05/08	2.430%	1,999,460
2,500,000	Coca-Cola Enter DCP		08/04/08	2.100%	2,499,562
2,000,000	Coca-Cola Enter DCP		08/06/08	2.120%	1,999,411
2,000,000	Coca-Cola Enter DCP		08/20/08	2.200%	1,997,678
2,000,000	Danske Corp DCP		08/01/08	2.580%	2,000,000
2,500,000	Danske Corp DCP		10/14/08	2.700%	2,486,125
2,500,000	DuPont DCP		08/08/08	2.180%	2,498,940
2,000,000	DuPont DCP		08/26/08	2.180%	1,996,972
3,000,000	FL Power & LIght DCP		08/01/08	2.150%	3,000,000
2,000,000	GE Capital DCP		08/19/08	2.420%	1,997,580
1,500,000	GE Capital DCP		08/22/08	2.420%	1,497,882
2,500,000	GE Capital DCP		08/28/08	2.420%	2,495,463
2,000,000	GE Capital DCP		09/08/08	2.370%	1,994,997

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Principal Amount	Description		Maturity Date	Interest Rate		Value
2,500,000	Harley Davidson DCP		09/03/08	2.400%		2,494,500
2,500,000	Harley Davidson DCP		09/08/08	2.380%		2,493,720
3,000,000	Harley Davidson DCP		09/10/08	2.400%		2,992,000
1,000,000	HSBC Finance DCP		08/27/08	2.520%		998,180
2,000,000	IBM Credit Corp DCP		08/05/08	2.050%		1,999,545
2,500,000	IBM Credit Corp DCP		08/18/08	2.070%		2,497,556
2,500,000	John Deere Cap DCP		08/07/08	2.170%		2,499,096
2,000,000	John Deere Cap DCP		10/02/08	2.150%		1,992,594
1,556,000	JP Morgan Chase DCP		12/03/08	2.850%		1,540,725
2,500,000	M & I Corp DCP		08/12/08	2.730%		2,497,914
2,000,000	M & I Corp DCP		08/13/08	2.580%		1,998,280
1,500,000	Prudential Fdg DCP		08/04/08	2.250%		1,499,719
2,500,000	Prudential Fdg DCP		08/08/08	2.250%		2,498,906
2,000,000	Prudential Fdg DCP		09/18/08	2.250%		1,994,000
1,000,000	Prudential Fdg DCP		08/27/08	2.250%		998,375
2,000,000	Prudential Fdg DCP		09/16/08	2.320%		1,994,071
2,500,000	Sigma Aldrich DCP		08/04/08	2.100%		2,499,562
2,500,000	Toyota Mtr Cred DCP		08/14/08	2.390%		2,497,842
1,500,000	Toyota Mtr Cred DCP		08/19/08	2.350%		1,498,238
1,500,000	Toyota Mtr Cred DCP		09/12/08	2.390%		1,495,817
2,000,000	UBS Fin Delaware DCP		09/23/08	3.540%		1,989,577
2,000,000	Wells Fargo Finl DCP		08/11/08	2.430%		1,998,650
	Total Commercial Paper					111,848,621
TOTAL CORPORATE SECURITIES						142,106,256
Short Term Securities		10.7%
Money Market		2.1%
3,794,596	Aim Liquid Assets Cash Manatement					3,794,596
	Total Money Market					3,794,596
Euro Dollar Time Deposit		4.2%
7,675,000	M&T Bank of New York Grand Cayman Branch		08/01/08	1.970%		7,675,000
						7,675,000
Repurchase Agreement		4.5%
8,302,356	CS SBA Repurchase Agreement		08/01/08	2.650%	(a)	8,302,356
						8,302,356
TOTAL SHORT TERM SECURITIES						19,771,952

TOTAL INVESTMENTS, AT AMORTIZED COST			99.9%			184,673,000
OTHER ASSETS, LESS LIABILITIES			0.1%			211,360
NET ASSETS			100.0%			$184,884,360

———————

(a)

Variable rate reset monthly, based on Prime less 2.35%

Percentages shown are a percent of net assets

Investment Transactions –

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities

(excluding tax adjustments) as of July  31, 2008, were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus

Gross unrealized appreciation	230,912	1,381,994	54,659,195	83,967,131	13,984,295
Gross unrealized depreciation	(835,993)	(2,599,254)	(7,143,493)	(48,248,732)	(2,617,881)
Net unrealized appreciation (depreciation)	$(605,081)	$(1,217,260)	$47,515,702	$35,718,399	$11,366,414

Cost of investments	$8,858,147	$27,956,993	$157,098,898	$256,469,141	$31,024,416

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation
			S&P 100 Index	Wisconsin Tax-Exempt

Gross unrealized appreciation	5,502,997	3,696,882	48,169,887	2,597,941
Gross unrealized depreciation	(9,546,410)	(3,511,477)	(14,449,562)	(2,798,920)
Net unrealized appreciation (depreciation)	$(4,043,413)	$185,405	$33,720,325	$(200,979)

Cost of investments	$32,808,521	$32,779,067	$70,658,371	$159,182,174

Futures Contracts –

Futures contracts activity for the nine months ended July 31, 2008, in the NYSE Arca Tech 100 Index and the S&P 100 Index Funds, respectively, was as follows:

	Number of Contracts	Aggregate Face Value of Contracts
NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2007	10	$2,247,000
Contracts opened	218	41,447,780
Contracts closed	(224)	(42,814,585)
Outstanding at July 31, 2008	4	$880,195

S&P 100 Index Fund:
Outstanding at October 31, 2007	18	$1,388,465
Contracts opened	203	13,842,965
Contracts closed	(202)	(13,818,190)
Outstanding at July 31, 2008	19	$1,413,240

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at July 31, 2008, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)	Aggregate Face Value of Contracts
NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures expiring September 2008	4	$(138,695)	741,500.00

S&P 100 Index Fund:
S&P 500 E-Mini Index Futures expiring September 2008	19	$(209,495)	1,203,745.00

Securities Lending -

As of July 31, 2008

	Market Value Loaned Securities	Collateral
Large Cap Equity Fund	—	—
Equity Income Fund	—	—
Geneva Growth Fund	6,587,324	6,833,913
NYSE Arca Tech 100 Index Fund	5,459,973	5,614,503
Dow Jones U.S. Health Care 100 Plus Fund	301,012	320,880
Dow Jones U.S. Financial 100 Plus Fund	251,512	278,032
Strategic Allocation Fund	—	—
S&P 100 Index Fund	729,120	753,836
Wisconsin Tax-Exempt Fund	—	—

Cash Reserve Fund	—	—

Item 2.

Controls and Procedures

(a)

Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)

Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26 day of September, 2008.

NORTH TRACK FUNDS, INC.

By:	/s/ BRIAN K. ANDREW
Brian K. Andrew, CFA, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26 day of September, 2008.

By:	/s/ BRIAN K. ANDREW
Brian K. Andrew, CFA, President (Principal Executive Officer)

By:	/s/ TODD A. KRAUSE
Todd A. Krause, Chief Financial Officer and Treasurer (Principal Financial Officer)